Schedule of Investments (unaudited)
January 31, 2026
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Convertible Bonds
Aerospace & Defense — 0.6%
AeroVironment, Inc., 0.00% 07/15/30(a)	$11,375	$13,444,375
Intuitive Machines, Inc., 2.50%, 10/01/30(b)	5,150	9,284,679
Voyager Technologies, Inc., 0.75%, 11/15/30(b)	7,000	8,701,531
		31,430,585
Airlines — 0.2%
JetBlue Airways Corp.
0.50%, 04/01/26	4,806	4,759,087
2.50%, 09/01/29	6,875	7,054,855
		11,813,942
Auto Manufacturers — 2.6%
Fisker, Inc., 2.50%, 09/15/26(b)(c)	9,798	8,074
Ford Motor Co., 0.00% 03/15/26(a)	29,915	31,709,092
Li Auto, Inc., 0.25%, 05/01/28	13,425	13,471,651
Lucid Group, Inc.
5.00%, 04/01/30(b)	15,450	9,018,803
7.00%, 11/01/31(b)	14,500	11,450,252
NIO, Inc.
3.88%, 10/15/29	8,650	8,185,608
4.63%, 10/15/30	8,650	7,772,197
Rivian Automotive, Inc.
3.63%, 10/15/30	26,450	25,108,257
4.63%, 03/15/29	22,850	24,145,553
		130,869,487
Biotechnology — 4.7%
Alnylam Pharmaceuticals, Inc.
0.00%, 09/15/28(a)(b)	9,950	9,302,241
1.00%, 09/15/27	15,650	20,554,058
ANI Pharmaceuticals, Inc., 2.25%, 09/01/29	4,700	6,102,800
Arrowhead Pharmaceuticals, Inc., 0.00% 01/15/32(a)	9,521	10,721,734
BioMarin Pharmaceutical, Inc., 1.25%, 05/15/27	9,428	9,145,165
Bridgebio Pharma, Inc.
0.75%, 02/01/33(b)	9,836	10,041,141
1.75%, 03/01/31(b)	8,875	15,538,587
2.25%, 02/01/29	11,400	12,960,549
2.50%, 03/15/27	8,420	15,797,320
Cytokinetics, Inc., 1.75%, 10/01/31(b)	11,400	14,444,347
Halozyme Therapeutics, Inc.
0.00%, 02/15/31(a)(b)	11,240	11,592,039
0.88%, 11/15/32(b)	11,415	11,998,915
1.00%, 08/15/28	7,450	10,414,866
Immunocore Holdings PLC, 2.50%, 02/01/30	5,925	5,344,465
Innoviva, Inc., 2.13%, 03/15/28	3,975	4,107,406
Ionis Pharmaceuticals, Inc.
0.00%, 04/01/26(a)	6,592	9,411,163
0.00%, 12/01/30(a)(b)	11,725	12,983,743
1.75%, 06/15/28	8,750	14,372,028
Ligand Pharmaceuticals, Inc., 0.75%, 10/01/30(b)	6,799	8,124,391
NeoGenomics, Inc., 0.25%, 01/15/28	5,254	4,780,438
PTC Therapeutics, Inc., 1.50%, 09/15/26	4,350	6,465,980
Sarepta Therapeutics, Inc., 4.88%, 09/01/30(b)	13,450	10,795,963
Travere Therapeutics, Inc., 2.25%, 03/01/29	4,675	6,072,477
		241,071,816
Coal — 0.3%
Peabody Energy Corp., 3.25%, 03/01/28	4,775	9,311,076
Ramaco Resources, Inc., 0.00% 11/01/31(a)	5,200	4,696,289
		14,007,365
Commercial Services — 2.1%
Affirm Holdings, Inc., 0.75%, 12/15/29	13,745	14,217,421
Security	Par (000)	Value
Commercial Services (continued)
Alarm.com Holdings, Inc., 2.25%, 06/01/29	$7,625	$7,226,675
Block, Inc.
0.00%, 05/01/26(a)	8,225	8,132,469
0.25%, 11/01/27	8,354	7,761,994
Euronet Worldwide, Inc., 0.63%, 10/01/30(b)	14,865	13,369,309
Global Payments, Inc., 1.50%, 03/01/31	30,088	26,656,331
Hertz Corp. (The), 5.50%, 10/01/30(b)	6,325	4,865,060
Repay Holdings Corp., 2.88%, 07/15/29(b)	4,325	3,650,233
Shift4 Payments, Inc., 0.50%, 08/01/27	9,525	9,157,821
Stride, Inc., 1.13%, 09/01/27	6,608	11,100,590
		106,137,903
Computers — 11.8%
Check Point Software Technologies Ltd., 0.00% 12/15/30(a)(b)	30,650	30,251,545
CyberArk Software Ltd., 0.00% 06/15/30(a)(b)	18,875	19,859,917
Lumentum Holdings, Inc.
0.38%, 03/15/32(b)	19,425	44,091,746
0.50%, 12/15/26	7,146	28,186,892
0.50%, 06/15/28	13,150	39,711,820
1.50%, 12/15/29	9,195	51,947,885
Okta, Inc., 0.38%, 06/15/26	4,677	4,605,436
PAR Technology Corp., 1.50%, 10/15/27	3,996	3,866,503
Parsons Corp., 2.63%, 03/01/29	12,450	13,344,203
Rapid7, Inc.
0.25%, 03/15/27	8,805	8,383,632
1.25%, 03/15/29	4,650	4,235,144
Rubrik, Inc., 0.00% 06/15/30(a)(b)	17,528	15,791,114
Seagate HDD Cayman, 3.50%, 06/01/28	15,275	76,033,703
Super Micro Computer, Inc.
0.00%, 06/15/30(a)(b)	34,775	29,957,880
2.25%, 07/15/28(b)	10,675	10,372,150
3.50%, 03/01/29	26,953	24,827,068
Varonis Systems, Inc., 1.00%, 09/15/29(d)	6,750	6,296,606
Western Digital Corp., 3.00%, 11/15/28	24,490	162,392,830
Zscaler, Inc., 0.00% 07/15/28(a)(b)	26,000	24,180,791
		598,336,865
Cosmetics & Personal Care — 0.2%
Beauty Health Co. (The), 7.95%, 11/15/28(b)	2,550	2,744,071
Oddity Finance LLC, 0.00% 06/15/30(a)(b)	9,550	7,940,859
		10,684,930
Diversified Financial Services — 3.7%
Coinbase Global, Inc.
0.00%, 10/01/29(a)(b)	22,475	20,253,233
0.00%, 10/01/32(a)(b)	22,625	19,325,253
0.25%, 04/01/30	19,575	19,192,064
0.50%, 06/01/26	19,150	18,963,311
Galaxy Digital Holdings LP, 0.50%, 05/01/31(b)	19,800	17,208,756
Qfin Holdings, Inc., 0.50%, 04/01/30(b)	10,500	9,000,261
SoFi Technologies, Inc.
0.00%, 10/15/26(a)(b)	6,393	7,569,285
1.25%, 03/15/29(b)	13,125	32,726,894
Twenty One Capital, Inc., 1.00%, 12/01/30(b)	7,050	6,399,085
Upstart Holdings, Inc.
0.00%, 02/15/32(a)(b)	10,302	8,233,664
1.00%, 11/15/30	8,011	6,857,684
2.00%, 10/01/29	7,175	8,600,528
WisdomTree, Inc.
3.25%, 08/15/29	5,150	7,573,533
4.63%, 08/15/30(b)	7,100	8,280,458
		190,184,009

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric — 7.8%
Alliant Energy Corp.
3.25%, 05/30/28(b)	$8,800	$9,050,885
3.88%, 03/15/26	7,225	7,507,497
CenterPoint Energy, Inc.
3.00%, 08/01/28(b)	15,081	15,446,745
4.25%, 08/15/26	15,000	16,730,204
CMS Energy Corp.
3.13%, 05/01/31(b)	15,612	15,510,340
3.38%, 05/01/28	12,300	13,296,182
Duke Energy Corp., 4.13%, 04/15/26	25,231	26,211,794
Evergy, Inc., 4.50%, 12/15/27	21,614	27,454,302
Exelon Corp., 3.25%, 03/15/29(b)	15,175	15,230,740
FirstEnergy Corp.
3.63%, 01/15/29(b)	20,346	22,190,228
3.88%, 01/15/31(b)	17,340	19,164,867
4.00%, 05/01/26	4,300	4,463,506
NextEra Energy Capital Holdings, Inc., 3.00%, 03/01/27	15,229	20,272,633
Ormat Technologies, Inc., 2.50%, 07/15/27	7,200	10,778,391
PG&E Corp., 4.25%, 12/01/27	32,519	33,138,874
Pinnacle West Capital Corp., 4.75%, 06/15/27	8,300	9,075,498
PPL Capital Funding, Inc.
2.88%, 03/15/28	15,037	16,930,209
3.00%, 12/01/30(b)	17,225	17,440,770
Southern Co.(The)
3.25%, 06/15/28(b)	25,233	25,274,606
4.50%, 06/15/27	13,038	14,026,655
TXNM Energy, Inc., 5.75%, 06/01/54	8,375	11,283,884
WEC Energy Group, Inc.
3.38%, 06/01/28(b)	13,860	14,219,854
4.38%, 06/01/27	13,250	15,414,453
4.38%, 06/01/29	13,425	16,090,768
		396,203,885
Electronics — 1.8%
Advanced Energy Industries, Inc., 2.50%, 09/15/28	8,650	16,794,735
Avnet, Inc., 1.75%, 09/01/30(b)	9,900	10,734,445
Enovix Corp., 4.75%, 09/15/30(b)	5,350	4,996,750
Itron, Inc.
0.00%, 03/15/26(a)	5,750	5,713,574
1.38%, 07/15/30	12,275	13,078,914
Mirion Technologies, Inc.
0.00%, 10/01/31(a)(b)	5,650	6,332,446
0.25%, 06/01/30(b)	5,975	7,739,981
OSI Systems, Inc.
0.50%, 02/01/31(b)	9,050	8,981,278
2.25%, 08/01/29	5,275	7,733,591
Vishay Intertechnology, Inc., 2.25%, 09/15/30	11,300	11,414,132
		93,519,846
Energy - Alternate Sources — 1.5%
Array Technologies, Inc.
1.00%, 12/01/28	5,326	5,202,389
2.88%, 07/01/31(b)	5,550	9,371,107
Enphase Energy, Inc., 0.00% 03/01/28(a)	8,769	7,790,840
Eos Energy Enterprises, Inc., 1.75%, 12/01/31(b)	8,900	10,513,306
Fluence Energy, Inc., 2.25%, 06/15/30(e)	6,050	10,210,919
NextEra Energy Partners LP, 2.50%, 06/15/26(b)	6,275	6,206,806
Plug Power, Inc., 6.75%, 12/01/33(b)	6,575	7,533,688
SolarEdge Technologies, Inc., 2.25%, 07/01/29	4,950	6,121,930
Sunrun, Inc., 4.00%, 03/01/30	7,167	10,495,810
		73,446,795
Security	Par (000)	Value
Engineering & Construction — 0.7%
Fluor Corp., 1.13%, 08/15/29	$9,070	$11,220,649
Granite Construction, Inc.
3.25%, 06/15/30	5,650	9,407,893
3.75%, 05/15/28	6,060	16,096,020
		36,724,562
Entertainment — 2.3%
DraftKings Holdings, Inc., 0.00% 03/15/28(a)	19,675	17,904,104
IMAX Corp., 0.75%, 11/15/30(b)	3,800	4,057,740
Liberty Media Corp., 2.38%, 09/30/53(b)	17,725	26,155,052
Live Nation Entertainment, Inc.
2.88%, 01/15/30	16,753	17,791,397
2.88%, 10/15/31(b)	21,484	21,438,971
3.13%, 01/15/29	15,015	22,138,859
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	8,400	8,081,502
		117,567,625
Environmental Control — 0.2%
Tetra Tech, Inc., 2.25%, 08/15/28	8,689	10,104,999
Food — 0.3%
Chefs' Warehouse, Inc. (The), 2.38%, 12/15/28	4,425	6,811,023
Post Holdings, Inc., 2.50%, 08/15/27	9,050	9,955,237
		16,766,260
Gas — 0.3%
UGI Corp., 5.00%, 06/01/28	10,500	15,908,646
Health Care - Products — 4.2%
Alphatec Holdings, Inc., 0.75%, 03/15/30(b)	6,005	7,329,813
CONMED Corp., 2.25%, 06/15/27	12,048	11,681,546
Enovis Corp., 3.88%, 10/15/28	7,019	6,825,627
Envista Holdings Corp., 1.75%, 08/15/28	7,675	7,446,040
Exact Sciences Corp.
0.38%, 03/15/27	8,605	9,012,839
0.38%, 03/01/28	8,860	9,143,117
1.75%, 04/15/31(b)	9,575	11,767,143
2.00%, 03/01/30(b)	8,625	11,979,305
Guardant Health, Inc.
0.00%, 11/15/27(a)	7,640	8,513,228
0.00%, 05/15/33(a)(b)	6,200	7,369,810
1.25%, 02/15/31	9,425	18,889,560
Haemonetics Corp., 2.50%, 06/01/29	10,650	10,491,544
Integer Holdings Corp., 1.88%, 03/15/30(b)	15,108	14,444,047
iRhythm Technologies, Inc., 1.50%, 09/01/29	10,075	12,767,836
Lantheus Holdings, Inc., 2.63%, 12/15/27	9,050	10,348,325
LivaNova PLC, 2.50%, 03/15/29	5,230	6,277,134
Merit Medical Systems, Inc., 3.00%, 02/01/29(b)	11,350	13,147,607
Repligen Corp., 1.00%, 12/15/28	9,046	9,639,838
Tandem Diabetes Care, Inc., Series 2024, 1.50%, 03/15/29	4,650	4,717,150
Tempus AI, Inc., 0.75%, 07/15/30(b)	11,425	12,380,852
TransMedics Group, Inc., 1.50%, 06/01/28	7,350	11,757,117
		215,929,478
Health Care - Services — 0.4%
Brookdale Senior Living, Inc., 3.50%, 10/15/29	750	1,332,611
Oscar Health, Inc., 2.25%, 09/01/30(b)	6,275	6,262,778
Teladoc Health, Inc., 1.25%, 06/01/27	15,115	14,486,386
		22,081,775
Holding Companies - Diversified — 5.2%
Bitdeer Technologies Group
4.00%, 11/15/31(b)	6,550	6,815,384
4.88%, 07/01/31(b)	6,000	6,781,879

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Bitfarms Ltd., 1.38%, 01/15/31(b)	$8,250	$4,983,770
Cipher Mining, Inc., 0.00% 10/01/31(a)(b)	19,600	25,130,178
Cleanspark, Inc.
0.00%, 06/15/30(a)	10,275	11,746,448
0.00%, 02/15/32(a)(b)	17,700	14,872,585
Core Scientific, Inc.
0.00%, 06/15/31(a)(b)	9,575	11,199,971
3.00%, 09/01/29(b)	6,975	12,836,237
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 08/15/28(b)	6,025	8,176,369
IREN Ltd.
0.00%, 07/01/31(a)(b)	15,000	13,871,033
0.25%, 06/01/32(b)	17,925	22,066,725
Series 33, 1.00%, 06/01/33(b)	17,875	21,941,793
MARA Holdings, Inc.
0.00%, 03/01/30(a)	15,225	12,755,065
0.00%, 06/01/31(a)	14,425	12,721,101
0.00%, 08/01/32(a)(b)	15,275	11,247,619
2.13%, 09/01/31(e)	4,625	4,036,849
Riot Platforms, Inc., 0.75%, 01/15/30	9,400	12,389,291
Terawulf, Inc.
0.00%, 05/01/32(a)(b)	15,744	14,978,309
1.00%, 09/01/31(b)	15,550	20,541,882
2.75%, 02/01/30(b)	7,700	14,127,577
		263,220,065
Home Builders — 0.5%
LCI Industries, 3.00%, 03/01/30(b)	6,975	9,475,989
Meritage Homes Corp., 1.75%, 05/15/28	8,575	8,724,199
Winnebago Industries, Inc., 3.25%, 01/15/30	5,275	5,143,011
		23,343,199
Hotels, Restaurants & Leisure — 0.2%
Cheesecake Factory, Inc. (The), 2.00%, 03/15/30(b)	8,971	9,451,218
Household Products & Wares — 0.1%
Spectrum Brands, Inc., 3.38%, 06/01/29	5,196	5,027,014
Internet — 11.0%
Airbnb, Inc., 0.00% 03/15/26(a)	27,115	26,971,290
Alibaba Group Holding Ltd., 0.50%, 06/01/31	76,875	135,243,272
DoorDash, Inc., 0.00% 05/15/30(a)(b)	41,875	41,955,401
Etsy, Inc.
0.13%, 10/01/26	9,686	9,713,343
0.13%, 09/01/27	10,448	9,770,191
0.25%, 06/15/28	15,225	13,691,601
1.00%, 06/15/30(b)	11,100	11,094,060
Farfetch Ltd., 3.75%, 05/01/27(c)	2,275	11,326
Hims & Hers Health, Inc., 0.00% 05/15/30(a)(b)	15,358	12,821,616
JD.com, Inc., 0.25%, 06/01/29	31,000	31,284,750
Lyft, Inc.
0.00%, 09/15/30(a)(b)	7,875	8,317,711
0.63%, 03/01/29	7,200	8,138,247
MakeMyTrip Ltd., 0.00% 07/01/30(a)(b)	21,825	20,081,534
Match Group Financeco 2, Inc., 0.88%, 06/15/26(b)	6,375	6,295,430
Match Group Financeco 3, Inc., 2.00%, 01/15/30(b)	9,160	8,259,479
Q2 Holdings, Inc., 0.75%, 06/01/26	3,755	3,727,962
Sea Ltd., 0.25%, 09/15/26	17,950	17,480,773
Snap, Inc.
0.13%, 03/01/28	7,614	6,969,147
0.50%, 05/01/30	11,289	9,728,034
Spotify USA, Inc., 0.00% 03/15/26(a)	19,873	20,089,461
Trip.com Group Ltd., 0.75%, 06/15/29	22,850	25,921,683
Security	Par (000)	Value
Internet (continued)
TripAdvisor, Inc., 0.25%, 04/01/26	$4,550	$4,516,496
Trump Media & Technology Group Corp., 0.00% 05/29/28(a)(b)	15,025	14,408,310
Uber Technologies, Inc.
0.00%, 05/15/28(a)(b)	17,250	17,309,855
Series 2028, 0.88%, 12/01/28	26,275	33,658,937
Upwork, Inc., 0.25%, 08/15/26	4,416	4,322,377
Wayfair, Inc.
3.25%, 09/15/27	7,475	12,820,477
3.50%, 11/15/28	8,975	21,107,230
Weibo Corp., 1.38%, 12/01/30	4,800	5,679,181
Wix.com Ltd., 0.00% 09/15/30(a)(b)	17,525	15,112,558
Ziff Davis, Inc., 3.63%, 03/01/28(b)	3,785	3,710,790
		560,212,522
Leisure Time — 0.9%
Callaway Golf Co., 2.75%, 05/01/26	3,723	3,794,400
NCL Corp. Ltd.
0.75%, 09/15/30(b)	21,225	20,682,215
0.88%, 04/15/30(b)	5,425	6,044,361
Patrick Industries, Inc., 1.75%, 12/01/28	3,875	7,564,834
Peloton Interactive, Inc., 5.50%, 12/01/29	5,200	8,122,300
		46,208,110
Lodging — 0.2%
H World Group Ltd., 3.00%, 05/01/26, (Put 05/01/24)	6,679	8,566,218
Machinery — 1.2%
Bloom Energy Corp., 0.00% 11/15/30(a)(b)	38,449	43,390,648
BWX Technologies, Inc., 0.00% 11/01/30(a)(b)	18,880	19,571,598
		62,962,246
Manufacturing — 0.3%
JBT Marel Corp., 0.38%, 09/15/30(b)	8,700	9,340,266
John Bean Technologies Corp., 0.25%, 05/15/26	6,000	6,185,381
		15,525,647
Media — 1.0%
Cable One, Inc.
0.00%, 03/15/26(a)	6,775	6,657,322
1.13%, 03/15/28	4,916	3,763,114
Liberty Broadband Corp., 3.13%, 03/31/53(b)	14,706	14,618,493
Liberty Media Corp., 3.75%, 03/15/28	8,769	8,895,157
Liberty Media Corp.-Liberty Formula One, 2.25%, 08/15/27	7,225	8,437,190
Sphere Entertainment Co., 3.50%, 12/01/28	3,850	10,628,196
		52,999,472
Metal Fabricate & Hardware — 0.1%
Xometry, Inc., 0.75%, 06/15/30(b)	3,800	5,624,592
Mining — 2.6%
B2Gold Corp., 2.75%, 02/01/30(b)	7,213	12,369,107
Centrus Energy Corp.
0.00%, 08/15/32(a)(b)	12,130	17,635,774
2.25%, 11/01/30	6,075	18,508,326
Denison Mines Corp., Series ., 4.25%, 09/15/31(b)	5,200	8,861,682
Endeavour Silver Corp., 0.25%, 01/15/31(b)	5,400	6,671,123
Energy Fuels, Inc./Canada, 0.75%, 11/01/31(b)	10,900	14,936,272
First Majestic Silver Corp., 0.13%, 01/15/31(b)	5,600	7,123,022
Lithium Americas Argentina Corp., 1.75%, 01/15/27	3,690	3,539,056
MP Materials Corp., 3.00%, 03/01/30(b)	13,391	37,939,713
Vizsla Silver Corp., 5.00%, 01/15/31(b)	4,500	5,837,624
		133,421,699

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment — 0.0%
Xerox Holdings Corp., 3.75%, 03/15/30	$3,950	$1,223,605
Oil & Gas — 0.4%
Kosmos Energy Ltd., 3.13%, 03/15/30	4,350	2,310,319
Nabors Industries, Inc., 1.75%, 06/15/29	3,650	3,231,410
Northern Oil & Gas, Inc., 3.63%, 04/15/29	7,650	7,774,878
Transocean International Ltd., 4.63%, 09/30/29(b)	3,775	5,788,190
		19,104,797
Oil & Gas Services — 0.3%
Solaris Energy Infrastructure, Inc., 0.25%, 10/01/31	11,200	13,877,576
Pharmaceuticals — 2.5%
Amphastar Pharmaceuticals, Inc., 2.00%, 03/15/29	5,050	4,720,118
Ascendis Pharma A/S, 2.25%, 04/01/28	8,600	12,733,084
Dexcom, Inc., 0.38%, 05/15/28	18,825	17,603,402
Herbalife Ltd., 4.25%, 06/15/28	4,050	5,269,023
Jazz Investments I Ltd.
2.00%, 06/15/26	15,022	16,596,957
3.13%, 09/15/30	15,216	19,890,088
Mirum Pharmaceuticals, Inc., 4.00%, 05/01/29	4,750	15,758,595
Pacira BioSciences, Inc., 2.13%, 05/15/29	4,550	4,315,712
Zoetis, Inc., 0.25%, 06/15/29(b)	30,475	31,173,589
		128,060,568
Pipelines — 0.2%
Golar LNG Ltd., 2.75%, 12/15/30(b)	8,700	8,777,110
Real Estate — 0.5%
Compass, Inc., 0.25%, 04/15/31(b)	15,421	16,621,172
Redfin Corp., 0.50%, 04/01/27	7,475	7,146,299
		23,767,471
Real Estate Investment Trusts — 3.7%
Blackstone Mortgage Trust, Inc., 5.50%, 03/15/27	4,272	4,256,235
Boston Properties LP, 2.00%, 10/01/30(b)	15,525	14,796,700
COPT Defense Properties, 5.25%, 09/15/28(b)	5,138	6,015,535
Digital Realty Trust LP, 1.88%, 11/15/29(b)	17,525	18,155,451
Federal Realty OP LP, 3.25%, 01/15/29(b)	7,350	7,428,702
Pebblebrook Hotel Trust
1.63%, 01/15/30(b)	5,600	5,496,249
1.75%, 12/15/26	5,135	4,997,774
PennyMac Corp.
5.50%, 03/15/26	3,635	3,631,025
8.50%, 06/01/29	5,600	5,889,855
Realty Income Corp., 3.50%, 01/15/29(b)	13,650	13,930,269
Redwood Trust, Inc., 7.75%, 06/15/27	4,525	4,563,924
Rexford Industrial Realty LP
4.13%, 03/15/29(b)	8,700	8,734,511
4.38%, 03/15/27(b)	8,750	8,769,591
Starwood Property Trust, Inc., 6.75%, 07/15/27	5,775	5,995,404
Ventas Realty LP, 3.75%, 06/01/26	13,025	18,476,385
Welltower OP LLC
2.75%, 05/15/28(b)	15,825	31,308,230
3.13%, 07/15/29(b)	16,100	24,554,252
		187,000,092
Retail — 1.8%
Burlington Stores, Inc., 1.25%, 12/15/27	4,500	6,830,706
Cracker Barrel Old Country Store, Inc., 1.75%, 09/15/30(b)	4,950	3,977,677
Freshpet, Inc., 3.00%, 04/01/28	6,150	7,627,730
GameStop Corp.
0.00%, 04/01/30(a)(b)	22,850	24,673,484
0.00%, 06/15/32(a)(b)	41,525	44,846,587
Security	Par (000)	Value
Retail (continued)
Shake Shack, Inc., 0.00% 03/01/28(a)	$3,850	$3,669,208
		91,625,392
Semiconductors — 3.0%
Camtek Ltd., 0.00% 09/15/30(a)(b)	7,875	11,695,297
Cohu, Inc., 1.50%, 01/15/31(b)	4,300	5,537,877
MACOM Technology Solutions Holdings, Inc., 0.00% 12/15/29(a)	5,450	7,861,474
Microchip Technology, Inc., 0.75%, 06/01/30	18,730	19,266,894
MKS, Inc., 1.25%, 06/01/30	21,179	35,714,873
Nova Ltd., 0.00% 09/15/30(a)(b)	11,425	18,421,889
ON Semiconductor Corp.
0.00%, 05/01/27(a)	12,250	15,535,374
0.50%, 03/01/29	22,837	22,340,273
Semtech Corp., 0.00% 10/15/30(a)(b)	6,225	7,010,985
Synaptics, Inc., 0.75%, 12/01/31	7,150	8,074,166
		151,459,102
Software — 13.9%
Akamai Technologies, Inc.
0.25%, 05/15/33(b)	26,580	32,243,261
0.38%, 09/01/27	17,226	18,323,754
1.13%, 02/15/29	19,400	20,342,528
Alignment Healthcare, Inc., 4.25%, 11/15/29	4,900	8,162,828
Alkami Technology, Inc., 1.50%, 03/15/30(b)	5,100	5,061,198
Bandwidth, Inc., 0.50%, 04/01/28	3,404	2,997,386
Bentley Systems, Inc., 0.38%, 07/01/27	8,775	8,388,725
BILL Holdings, Inc., 0.00% 04/01/30(a)	20,950	18,759,564
BlackLine, Inc., 1.00%, 06/01/29	10,043	10,039,824
Box, Inc., 1.50%, 09/15/29	6,651	6,274,763
Cloudflare, Inc.
0.00%, 08/15/26(a)	20,000	21,970,805
0.00%, 06/15/30(a)(b)	31,250	32,818,325
Commvault Systems, Inc., 0.00% 09/15/30(a)(b)	14,100	11,901,202
Confluent, Inc., 0.00% 01/15/27(a)	16,750	16,424,196
CoreWeave, Inc., 1.75%, 12/01/31(b)	39,737	45,699,033
CSG Systems International, Inc., 3.88%, 09/15/28	6,300	7,650,699
Datadog, Inc., 0.00% 12/01/29(a)	14,925	14,696,163
Dayforce, Inc., 0.25%, 03/15/26	7,148	7,107,726
DigitalOcean Holdings, Inc.
0.00%, 12/01/26(a)	4,725	4,586,043
0.00%, 08/15/30(a)(b)	9,410	15,097,978
Dropbox, Inc., 0.00% 03/01/28(a)	10,870	10,806,955
Evolent Health, Inc., 3.50%, 12/01/29	4,975	3,185,560
Five9, Inc., 1.00%, 03/15/29	11,397	10,292,821
Guidewire Software, Inc., 1.25%, 11/01/29	10,801	10,490,832
Jamf Holding Corp., 0.13%, 09/01/26	4,525	4,493,420
Life360, Inc., 0.00% 06/01/30(a)(b)	4,700	4,948,734
Nebius Group NV
1.00%, 09/15/30(b)	24,032	24,064,233
2.75%, 09/15/32(b)	24,057	23,371,144
Series ., 2.00%, 06/05/29(b)	7,525	14,041,489
Series ., 3.00%, 06/05/31(b)	7,550	14,235,791
Nutanix, Inc.
0.25%, 10/01/27	7,550	7,758,303
0.50%, 12/15/29	13,000	11,824,994
PagerDuty, Inc., 1.50%, 10/15/28	6,100	5,718,913
Planet Labs PBC, 0.50%, 10/15/30(b)	6,950	15,828,209
Porch Group, Inc., 6.75%, 10/01/28(b)	5,000	5,048,511
Progress Software Corp.
1.00%, 04/15/26	4,525	4,495,709
3.50%, 03/01/30	6,796	6,867,652

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
RingCentral, Inc., 0.00% 03/15/26(a)	$7,771	$7,723,109
Snowflake, Inc.
0.00%, 10/01/27(a)	17,528	23,817,481
0.00%, 10/01/29(a)	17,517	24,670,749
Strategy, Inc.
0.00%, 12/01/29(a)	45,750	38,440,835
0.00%, 03/01/30(a)(b)	30,075	26,793,655
0.63%, 09/15/28(e)	15,775	18,737,717
0.63%, 03/15/30	12,200	15,392,437
0.88%, 03/15/31	9,200	9,458,668
2.25%, 06/15/32	12,260	13,666,564
Tyler Technologies, Inc., 0.25%, 03/15/26	7,040	7,002,606
Unity Software, Inc.
0.00%, 11/15/26(a)	8,500	8,236,749
0.00%, 03/15/30(a)(b)	10,346	11,690,790
Vertex, Inc., 0.75%, 05/01/29	5,300	4,975,235
Workiva, Inc., 1.25%, 08/15/28	10,575	10,226,606
		706,852,472
Telecommunications — 2.4%
Applied Digital Corp., 2.75%, 06/01/30	6,800	24,983,009
AST SpaceMobile, Inc.
2.00%, 01/15/36(b)	17,525	23,948,026
2.38%, 10/15/32(b)(c)	9,125	16,626,863
GDS Holdings Ltd., 2.25%, 06/01/32(b)	8,625	13,510,980
InterDigital, Inc., 3.50%, 06/01/27	7,000	29,852,242
Uniti Group, Inc., 7.50%, 12/01/27	4,675	5,354,946
Viavi Solutions, Inc., 0.63%, 03/01/31(b)	3,800	7,184,168
		121,460,234
Transportation — 0.1%
World Kinect Corp., 3.25%, 07/01/28	5,425	6,155,590
Trucking & Leasing — 0.1%
Greenbrier Companies, Inc. (The), 2.88%, 04/15/28	5,748	6,506,091
Venture Capital — 0.1%
Hercules Capital, Inc., 4.75%, 09/01/28(b)	4,350	4,379,967
Security	Par (000)	Value
Water — 0.3%
American Water Capital Corp., 3.63%, 06/15/26	$13,800	$13,773,775
Total Long-Term Investments — 98.3% (Cost: $4,588,101,968)		5,003,376,617
	Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(f)(g)(h)	641,091	641,411
Total Short-Term Securities — 0.0% (Cost: $641,411)		641,411
Total Investments — 98.3% (Cost: $4,588,743,379)		5,004,018,028
Other Assets Less Liabilities — 1.7%		85,038,501
Net Assets — 100.0%		$5,089,056,529

(a)	Zero-coupon bond.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,813,810	$—	$(20,172,395)(a)	$(4)	$—	$641,411	641,091	$1,927 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	19,050,000	—	(19,050,000)(a)	—	—	—	—	260,307	—
				$(4)	$—	$641,411		$262,234	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® Convertible Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Convertible Bonds	$—	$5,003,376,617	$—	$5,003,376,617
Short-Term Securities
Money Market Funds	641,411	—	—	641,411
	$641,411	$5,003,376,617	$—	$5,004,018,028